Bank Borrowings - Amended Revolving Credit Facility - (Details) € in Thousands, $ in Thousands	Feb. 15, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Feb. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)
Borrowings [abstract]
Borrowings		$ 1,003		$ 421,291
US Dollars
Borrowings [abstract]
Borrowings		$ 992		157,298
Euros
Borrowings [abstract]
Borrowings				$ 234,358
Amended revolving credit facility
Borrowings [abstract]
Principal amount			$ 200,000
Amended revolving credit facility | US Dollars
Borrowings [abstract]
Borrowings			84,766
Amended revolving credit facility | Euros
Borrowings [abstract]
Borrowings | €	€ 29,540
Multicurrency Borrowings
Borrowings [abstract]
Principal amount			$ 100,000
LIBOR rate | Amended revolving credit facility
Borrowings [abstract]
Borrowings, adjustment to interest rate basis	4.00%		4.00%
Interest payable period one	1 month
Interest payable period two	2 months
Interest period three	3 months
Interest period four	6 months
Intervals between interest payment period	3 months
Base rate | Amended revolving credit facility
Borrowings [abstract]
Borrowings, adjustment to interest rate basis	3.00%		3.00%